Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Transfers and Servicing [Abstract]
Beginning balance	¥ 79,723	¥ 72,265
Increase mainly from loans sold with servicing retained	3,340	4,788
Decrease mainly from amortization	(5,056)	(5,227)
Increase (decrease) from the effects of changes in foreign exchange rates	(4,453)	8,670
Ending balance	¥ 73,554	¥ 80,496